OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current and Non-current Receivables

	As of December 31,
	2020	2019
Other receivables
Current
Tax credit - VAT	4,358	2,592
Tax credit - Software Promotion Regime (note 3.7.1.1)	493	4,504
Income tax credits	7,053	4,534
Tax credit - Knowledge Law (note 3.7.1.1)	7,230	—
Other tax credits	674	577
Advances to suppliers	2,142	1,666
Prepaid expenses	6,625	4,268
Loans granted to employees	77	211
Other	2,981	956
TOTAL	31,633	19,308

	As of December 31,
	2020	2019
Non-current
Tax credit - VAT	392	1,004
Income tax credits	3,037	1,516
Tax credit - Knowledge Law (note 3.7.1.1)	1,784	—
Other tax credits	145	209
Guarantee deposits	3,091	2,683
Advance to suppliers	—	3,579
Loans granted to employees	101	152
Prepaid expenses	1,348	45
Subtotal	9,898	9,188
Allowance for impairment of tax credits	(269)	(378)
TOTAL	9,629	8,810

Schedule of Allowance for Impairment of Tax Credits
Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2020	2019	2018

Balance at beginning of year	378	675	1,300
(Recovery) additions	(7)	(47)	48
Foreign exchange	(102)	(250)	(673)
Balance at end of year	269	378	675